Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of share-based payment arrangements [Abstract]
Schedule of number and weighted average exercise prices of share options
Class B ordinary share option activity was as follows:

	Shares Available for Grant	Outstanding Share Options	Weighted- Average Exercise Price
Balance as of July 1, 2016	—	1,434,858	$0.56
Exercised	—	(914,587)	$0.55
Balance as of June 30, 2017	—	520,271	$0.63
Exercised	—	(520,271)	$0.61
Balance as of June 30, 2018	—	—	$—
RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of July 1, 2016	17,529,216	9,311,825	$2.04	12,204,353
Increase in shares authorized:
2015 Plan	10,817,923	—	—	—
RSUs granted	(5,938,291)	—	—	5,938,291
RSUs canceled	1,214,176	—	—	(1,214,176)
RSUs settled	—	—	—	(4,510,995)
Replacement share options granted	(980,573)	980,573	0.72	—
Share options exercised	—	(5,487,334)	1.64	—
Share options canceled	162,403	(162,403)	2.70	—
Equity awards granted in relation to business combination	(1,225,691)	—	—	—
Repurchase of early exercised options	18,750	—	—	—
Balance as of June 30, 2017	21,597,913	4,642,661	$2.21	12,417,473
Increase in shares authorized:
2015 Plan	11,423,916	—	—	—
RSUs granted	(4,390,298)	—	—	4,390,298
RSUs canceled	1,951,289	—	—	(1,951,289)
RSUs settled	—	—	—	(5,253,809)
Share options exercised	—	(1,902,084)	1.93	—
Share options canceled	17,395	(17,395)	1.45	—
Balance as of June 30, 2018	30,600,215	2,723,182	2.41	9,602,673
Share options vested and exercisable as of June 30, 2017	—	3,074,737	$2.31
Share options vested and exercisable as of June 30, 2018	—	1,983,464	$2.50

Schedule of range of exercise prices of outstanding share options
The following table summarizes information about share options outstanding as of June 30, 2018:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.59 - 0.66	385,963	$0.63	162,945	$0.61	6.01
$1.14 - 1.59	212,391	1.35	123,296	1.50	2.07
$1.92 - 2.16	166,967	2.06	166,967	2.06	1.39
$2.40 - 2.92	740,363	2.46	740,363	2.46	1.86
$3.18	1,217,498	3.18	789,893	3.18	4.75
	2,723,182	$2.41	1,983,464	$2.50	3.32
The following table summarizes information about share options outstanding as of June 30, 2017:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.42 - 0.66	947,459	$0.61	354,112	$0.60	3.07
$1.14 - 1.59	405,667	1.36	260,611	1.47	2.72
$1.92 - 2.16	340,783	2.05	340,783	2.05	2.38
$2.40 - 2.92	1,310,942	2.46	1,302,133	2.45	2.86
$3.18	1,637,810	3.18	817,098	3.18	5.41
	4,642,661	$2.21	3,074,737	$2.31	3.50
The following table summarizes information about the Class B ordinary share options outstanding as of June 30, 2017:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.63	520,271	$0.63	520,271	$0.63	0.92

Schedule of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about share options outstanding as of June 30, 2018:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.59 - 0.66	385,963	$0.63	162,945	$0.61	6.01
$1.14 - 1.59	212,391	1.35	123,296	1.50	2.07
$1.92 - 2.16	166,967	2.06	166,967	2.06	1.39
$2.40 - 2.92	740,363	2.46	740,363	2.46	1.86
$3.18	1,217,498	3.18	789,893	3.18	4.75
	2,723,182	$2.41	1,983,464	$2.50	3.32
The following table summarizes information about share options outstanding as of June 30, 2017:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.42 - 0.66	947,459	$0.61	354,112	$0.60	3.07
$1.14 - 1.59	405,667	1.36	260,611	1.47	2.72
$1.92 - 2.16	340,783	2.05	340,783	2.05	2.38
$2.40 - 2.92	1,310,942	2.46	1,302,133	2.45	2.86
$3.18	1,637,810	3.18	817,098	3.18	5.41
	4,642,661	$2.21	3,074,737	$2.31	3.50
The following table summarizes information about the Class B ordinary share options outstanding as of June 30, 2017:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price	Weighted- Average Remaining Years
$0.63	520,271	$0.63	520,271	$0.63	0.92

Schedule of fair value valuation assumptions
The fair value of the share option grants were estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions and fair value per share:

	Fiscal Year Ended June 30,
	2018	2017	2016
Fair value of underlying shares	n/a	$28.16	n/a
Exercise price	n/a	$0.59 - 1.14	n/a
Expected volatility	n/a	41%	n/a
Expected term (in years)	n/a	4.5 - 6.0	n/a
Risk-free interest rate	n/a	1.9%	n/a
Dividend yield	n/a	—%	n/a
Weighted-average fair value per share option	n/a	$27.51	n/a